                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-2924

               Lord Abbett U.S. Government & Government Sponsored
               --------------------------------------------------
                       Enterprises Money Market Fund, Inc.
                       -----------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                            -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/2003
                          ----------

ITEM 1:      Report to Shareholders.

[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES MONEY
    MARKET FUND

FOR THE SIX MONTHS ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with an overview of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund's (the Fund) performance for the six months ended December 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. At December 31, 2003, Treasury rates were higher than their lows at the beginning of the six-month period, as the pace of recovery quickened and the prospect of an eventual rate tightening by the Federal Reserve Board (the Fed) emerged. The money markets, however, remained anchored to the fed funds rate. This measure, the rate at which banks borrow or lend to one another on an overnight basis, was lowered from 1.25% to 1.00% in June. Since the beginning of the six-month period, the additional yield available from extending from one-month to one-year maturities increased from two to twelve basis points.

Q. HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED DECEMBER 31, 2003?

A. The Fund (Class A shares) ended the period with total net assets of $255.7 million and a seven-day current yield of 0.2%. The current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation. The Fund returned 0.1%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended December 31, 2003. Its peer group, the Lipper U.S. Government Money Market Funds Average,(1) returned 0.2% in the same period. Standardized Average Annual Total Returns, which include the reinvestment of all distributions, as of December 31, 2003 are: 1 Year: 0.26%, 5
Years: 2.81% and 10 Years: 3.66%.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In general, portfolio yield kept pace with short-term interest rates. Consistent with its goal of providing current income with minimum credit risk, the Fund remained invested in high-quality, short-term securities issued by the U.S. Treasury and certain government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The Fund maintained an average maturity of 24.5 days and concentrated on specific areas of the money market yield curve that the Fund believes has the potential provide the highest risk-adjusted yield.

   The Fund's portfolio is actively managed and, therefore, its holdings are subject to change.

(1) The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
Source: Lipper Inc. (C)2003 REUTERS All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of December 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Performance data quoted above is historical. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance data quoted. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.LordAbbett.com.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2003

                                                                                          PRINCIPAL
                                              INTEREST      MATURITY                         AMOUNT        AMORTIZED
INVESTMENTS                                       RATE          DATE        RATING            (000)             COST
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
SECURITIES 87.04%
Federal Home Loan Bank                            1.01%    1/16/2004           A1+   $       15,000   $   14,994,108
Federal Home Loan Mortgage Corp.                  1.04%     2/3/2004           A1+           15,000       14,986,134
Federal Home Loan Mortgage Corp.                 1.045%    3/18/2004           A1+           15,000       14,966,908
Federal Home Loan Mortgage Corp.                  1.05%     1/8/2004           A1+           10,000        9,998,250
Federal Home Loan Mortgage Corp.                  1.05%    1/27/2004           A1+           10,000        9,992,708
Federal Home Loan Mortgage Corp.                  1.06%    1/22/2004           A1+           10,000        9,994,111
Federal National Mortgage Assoc.                  1.04%     1/2/2004           A1+           15,000       15,000,000
Federal National Mortgage Assoc.                  1.04%     1/6/2004           A1+           10,000        9,998,845
Federal National Mortgage Assoc.                  1.04%     1/9/2004           A1+           10,000        9,997,978
Federal National Mortgage Assoc.                  1.04%    1/13/2004           A1+           10,000        9,996,822
Federal National Mortgage Assoc.                  1.05%     1/8/2004           A1+           10,000        9,998,250
Federal National Mortgage Assoc.                  1.05%    1/12/2004           A1+            5,000        4,998,542
Federal National Mortgage Assoc.                  1.06%     1/5/2004           A1+           15,000       14,998,675
Federal National Mortgage Assoc.                  1.06%    1/14/2004           A1+           15,000       14,994,700
Federal National Mortgage Assoc.                 1.065%     1/7/2004           A1+           15,000       14,997,781
Federal National Mortgage Assoc.                 1.065%     2/4/2004           A1+           15,000       14,985,356
Federal National Mortgage Assoc.                 1.065%    2/11/2004           A1+           10,000        9,988,167
Federal National Mortgage Assoc.                  1.07%    2/18/2004           A1+           10,000        9,986,031
Federal National Mortgage Assoc.                  1.07%     3/3/2004           A1+           35,000       34,936,543
Federal National Mortgage Assoc.                 1.075%    1/28/2004           A1+           10,000        9,992,236
                                                                                                      --------------
TOTAL                                                                                                    259,802,145
                                                                                                      --------------

SHORT-TERM INVESTMENT 13.22%

REPURCHASE AGREEMENT 13.22%

Repurchase Agreement 13.22%
Repurchase Agreement dated 12/31/2003,
0.80% due 1/2/2004 with State Street
Bank & Trust Co. collateralized by
$14,595,000 of Federal Home Loan Mortgage
Corp. at 2.07% due 8/26/2005, and
$25,535,000 of Federal National Mortgage
Assoc. at 1.04% due 7/26/2004; value:
$40,250,365; proceeds: $39,458,224                0.80%     1/2/2004                         39,456       39,456,470
                                                                                                      --------------
TOTAL INVESTMENTS 100.26%                                                                             $  299,258,615*
                                                                                                      ==============

   * Cost for federal income tax purposes is $299,258,615. Average maturity of investments: 24.5 days.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 2003

ASSETS:
   Investment in securities, at amortized cost                 $  259,802,145
   Repurchase agreement, at cost                                   39,456,470
   Receivables:
     Interest                                                           1,754
     Capital shares sold                                            1,540,427
     From Lord, Abbett & Co. LLC                                       41,065
-----------------------------------------------------------------------------
   TOTAL ASSETS                                                   300,841,861
-----------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Capital shares reacquired                                      1,851,214
     Management fee                                                   138,502
     12b-1 distribution fees                                           21,867
     Fund administration                                                7,180
     Directors' fees                                                  138,942
     To affiliate                                                      17,517
   Dividends payable                                                   51,583
   Accrued expenses and other liabilities                             122,470
-----------------------------------------------------------------------------
   Total liabilities                                                2,349,275
=============================================================================
NET ASSETS                                                     $  298,492,586
=============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $  298,492,327
Undistributed net investment income                                       259
-----------------------------------------------------------------------------
NET ASSETS                                                     $  298,492,586
=============================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $  255,659,039
Class B Shares                                                 $   32,733,411
Class C Shares                                                 $   10,100,136

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                    255,658,817
Class B Shares                                                     32,733,391
Class C Shares                                                     10,100,123

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         1.00
Class B Shares-Net asset value                                 $         1.00
Class C Shares-Net asset value                                 $         1.00
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended December 31, 2003

INVESTMENT INCOME:
Interest                                                       $    1,838,318
EXPENSES:
Management fee                                                        852,766
12b-1 distribution plan-Class B                                       169,367
Shareholder servicing                                                 539,335
Market data                                                               275
Professional                                                           22,809
Reports to shareholders                                                29,396
Fund administration                                                    70,170
Custody                                                                 7,343
Directors' fees                                                         2,695
Registration                                                           18,202
Other                                                                   2,231
-----------------------------------------------------------------------------
Gross expenses                                                      1,714,589
   Expense reductions                                                  (1,274)
   Expenses assumed by Lord, Abbett & Co. LLC                        (249,163)
-----------------------------------------------------------------------------
NET EXPENSES                                                        1,464,152
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                                          $      374,166
=============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                    SIX MONTHS ENDED            FOR THE
                                                   DECEMBER 31, 2003         YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                        (UNAUDITED)      JUNE 30, 2003
OPERATIONS:
Net investment income                                $       374,166    $     1,632,779
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                  (308,487)        (1,416,808)
   Class B                                                   (46,040)          (120,997)
   Class C                                                   (19,639)           (94,974)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (374,166)        (1,632,779)
=======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                        378,974,445        778,169,232
Reinvestment of distributions                                358,839          1,594,109
Cost of shares reacquired                               (401,697,802)      (722,844,562)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS             (22,364,518)        56,918,779
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                    (22,364,518)        56,918,779
=======================================================================================
NET ASSETS:
Beginning of period                                      320,857,104        263,938,325
---------------------------------------------------------------------------------------
END OF PERIOD                                        $   298,492,586    $   320,857,104
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                  $           259    $           259
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED                             YEAR ENDED 6/30
                                                  12/31/2003     ------------------------------------------------------------
                                                  (UNAUDITED)       2003         2002         2001         2000        1999
 PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                             $    1.00     $    1.00    $    1.00    $    1.00    $    1.00   $    1.00
                                                   =========     =========    =========    =========    =========   =========
 Investment operations
   Net investment income(a)                                -(c)        .01          .01          .05          .05         .04
   Net realized gain                                       -             -            -            -(c)         -           -
                                                   ---------     ---------    ---------    ---------    ---------   ---------
     Total from investment
       operations                                          -(c)        .01          .01          .05          .05         .04
                                                   ---------     ---------    ---------    ---------    ---------   ---------

 Distributions to shareholders from
   net investment income                                   -(c)       (.01)        (.01)        (.05)        (.05)       (.04)
                                                   ---------     ---------    ---------    ---------    ---------   ---------
 NET ASSET VALUE, END OF PERIOD                    $    1.00     $    1.00    $    1.00    $    1.00    $    1.00   $    1.00
                                                   =========     =========    =========    =========    =========   =========

 Total Return(b)                                         .11%(d)       .55%        1.48%        5.02%        4.93%       4.36%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                  .43%(d)       .88%         .86%         .87%         .84%        .76%
   Expenses, excluding waiver and
     expense reductions                                  .45%(d)       .98%         .87%         .90%         .84%        .76%
   Net investment income                                 .10%(d)       .56%+       1.46%+       4.89%+       4.79%       4.31%

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 6/30
                                                  12/31/2003     ------------------------------------------------------------
 SUPPLEMENTAL DATA:                               (UNAUDITED)       2003         2002         2001         2000        1999
 ----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                 $ 255,659     $ 266,528    $ 227,169    $ 201,174    $ 190,817   $ 184,600
 ============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 6/30
                                                  12/31/2003     ------------------------------------------------------------
                                                  (UNAUDITED)       2003         2002         2001         2000        1999
 PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                             $    1.00     $    1.00    $    1.00    $    1.00    $    1.00   $    1.00
                                                   =========     =========    =========    =========    =========   =========
 Investment operations
   Net investment income(a)                                -(c)          -(c)       .01          .04          .04         .04
   Net realized gain                                       -             -            -            -(c)         -           -
                                                   ---------     ---------    ---------    ---------    ---------   ---------
     Total from investment
       operations                                          -(c)          -          .01          .04          .04         .04
                                                   ---------     ---------    ---------    ---------    ---------   ---------

 Distributions to shareholders from
   net investment income                                   -(c)          -(c)      (.01)        (.04)        (.04)       (.04)
                                                   ---------     ---------    ---------    ---------    ---------   ---------
 NET ASSET VALUE, END OF PERIOD                    $    1.00     $    1.00    $    1.00    $    1.00    $    1.00   $    1.00
                                                   =========     =========    =========    =========    =========   =========

 Total Return(b)                                         .10%(d)       .29%         .80%        4.24%        4.13%       3.76%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                  .43%(d)      1.15%        1.53%        1.62%        1.59%       1.52%
   Expenses, excluding waiver and
     expense reductions                                  .83%(d)      1.73%        1.62%        1.65%        1.59%       1.52%
   Net investment income                                 .10%(d)       .29%+        .71%+       4.14%+       4.01%       3.52%

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 6/30
                                                  12/31/2003     ------------------------------------------------------------
 SUPPLEMENTAL DATA:                               (UNAUDITED)     2003         2002         2001         2000        1999
 ----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                 $  32,734     $  39,609    $  26,000    $  14,059    $   8,987   $  11,188
 ============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 6/30
                                                  12/31/2003     ------------------------------------------------------------
                                                  (UNAUDITED)      2003         2002         2001         2000        1999
 PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                             $    1.00     $    1.00    $    1.00    $    1.00    $    1.00   $    1.00
                                                   =========     =========    =========    =========    =========   =========
 Investment operations
   Net investment income(a)                                -(c)        .01          .01          .05          .05         .04
   Net realized gain                                       -             -            -            -(c)         -           -
                                                   ---------     ---------    ---------    ---------    ---------   ---------
     Total from investment
       operations                                          -(c)        .01          .01          .05          .05         .04
                                                   ---------     ---------    ---------    ---------    ---------   ---------

 Distributions to shareholders from
   net investment income                                   -(c)       (.01)        (.01)        (.05)        (.05)       (.04)
                                                   ---------     ---------    ---------    ---------    ---------   ---------
 NET ASSET VALUE, END OF PERIOD                    $    1.00     $    1.00    $    1.00    $    1.00    $    1.00   $    1.00
                                                   =========     =========    =========    =========    =========   =========

 Total Return(b)                                         .11%(d)       .55%        1.48%        5.02%        4.93%       4.36%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                  .43%(d)       .88%         .86%         .87%         .84%        .76%
   Expenses, excluding waiver and
     expense reductions                                  .45%(d)       .98%         .87%         .90%         .84%        .76%
   Net investment income                                 .10%(d)       .56%+       1.46%+       4.89%+       4.78%       4.27%

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED 6/30
                                                  12/31/2003     ------------------------------------------------------------
 SUPPLEMENTAL DATA:                               (UNAUDITED)     2003         2002         2001         2000        1999
 ----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                 $  10,100     $  14,720    $  10,769    $   6,693    $   1,929   $   5,193
=============================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Amount is less than $.01.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers three classes of shares: Classes A, B, and C. There are no front end sales charges on shares of each class, although a contingent deferred sales charge ("CDSC") may be applied to each class of shares as follows: Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to its 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

----------------------------------

First $250 million            .50%
Next $250 million             .45%
Over $500 million             .40%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the six months ended December 31, 2003, Lord Abbett voluntarily limited the Fund's Class A, Class B and Class C expenses to maintain an annualized yield of ..20%. Lord Abbett may stop limiting expenses at any time.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                        CLASS A(1)   CLASS B       CLASS C(1)
---------------------------------------------------------------------------------
Service and distribution fee                  .15%        .75%          .25%

(1) The Fund has not activated the Class A and Class C Plans, and therefore, no payments are authorized currently under the Plans.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

Certain amounts have been reclassified within the components of net assets based on their federal tax treatment.

5.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

6.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

8.  INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund may invest a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

9.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1,500,000,000 shares of $0.001 par value capital stock designated as follows: 800,000,000 Class A shares, 400,000,000 Class B shares and 300,000,000 Class C shares.

                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                DECEMBER 31, 2003 (UNAUDITED)                         JUNE 30, 2003
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                                    322,571,249    $   322,571,249        676,711,702    $   676,711,702
Reinvestment of distributions                      298,201            298,201          1,403,363          1,403,363
Shares reacquired                             (333,738,666)      (333,738,668)      (638,756,373)      (638,756,373)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease)                            (10,869,216)   $   (10,869,218)        39,358,692    $    39,358,692
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                     29,511,222    $    29,511,221         56,996,775    $    56,996,775
Reinvestment of distributions                       42,996             42,996            103,760            103,760
Shares reacquired                              (36,429,525)       (36,429,525)       (43,491,543)       (43,491,543)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease)                             (6,875,307)   $    (6,875,308)        13,608,992    $    13,608,992
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                     26,891,975    $    26,891,975         44,460,755    $    44,460,755
Reinvestment of distributions                       17,642             17,642             86,986             86,986
Shares reacquired                              (31,529,608)       (31,529,609)       (40,596,646)       (40,596,646)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease)                             (4,619,991)   $    (4,619,992)         3,951,095    $     3,951,095
-------------------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the SEC's website at www.sec.gov.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
information of shareholders of the Fund is to be
distributed only if preceded or accompanied by a
             current Fund prospectus.                       Lord Abbett U.S. Government & Government Sponsored
                                                                  Enterprises Money Market Fund, Inc.
 Lord Abbett Mutual Fund shares are distributed by:                                                                     LAMM-3-1203
           LORD ABBETT DISTRIBUTOR LLC                                                                                       (2/04)
90 Hudson Street - Jersey City, New Jersey 07302-3973


ITEM 2:      Code of Ethics.
             Not Applicable in Semi-Annual Report.

ITEM 3:      Audit Committee Financial Expert.
             Not Applicable in Semi-Annual Report.

ITEM 4:      Principal Accountant Fees and Services.
             Not applicable in Semi-Annual Report.

ITEM 5:      Audit Committee of Listed Registrants
             Not applicable.

ITEM 6:      [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
             Not applicable.

ITEM 8:      [Reserved]

ITEM 9:      Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of February 20, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:     Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of EX-99.CODEETH.

ITEM 10(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT U.S. GOVERNMENT &
                                      GOVERNMENT SPONSORED ENTERPRISES
                                      MONEY MARKET FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 20, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT U.S. GOVERNMENT &
                                      GOVERNMENT SPONSORED ENTERPRISES
                                      MONEY MARKET FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: February 20, 2004